Financial Instruments (Derivatives and hedging) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 289,000
Derivative asset, fair value	617	$ 739
Derivative liability, fair value	516	765
Cumulative gain (loss) adjustment for non performance risk	16	(1)
Excess Collateralization	63	160
Excess Collateral Posted	211	31
Excess Securities Collateral Held	397	363
Recognized In Statement Of Financial Position [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	11,389	9,418
Derivative liabilities	4,879	5,079
Amounts Offset In Statement Of Financial Position [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	(7,584)	(6,717)
Derivative liabilities	(4,363)	(4,314)
Netting Adjustment [Member] | Amounts Offset In Statement Of Financial Position [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	(3,886)	(4,107)
Derivative liabilities	(3,902)	(4,106)
Cash Collateral [Member] | Amounts Offset In Statement Of Financial Position [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	(3,698)	(2,610)
Derivative liabilities	(461)	(208)
Securities Pledged as Collateral [Member] | Not Offset In Statement Of Financial Position [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	(3,188)	(1,962)
Derivative liabilities	0	0
Derivatives Accounted For As Hedges
Derivatives, Fair Value [Line Items]
Derivative assets	8,438	5,668
Derivative liabilities	1,347	2,973
Derivatives Not Accounted For As Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	1,559	2,540
Derivative liabilities	3,556	2,360
Derivatives Associated With Interest Rate, Currency Or Market Risk Reduction Or Elimination [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 255,000
Percentage Of Notional Amount That Is Associated With Reducing Or Eliminating Interest Rate, Currency, Or Market Risk	88.24%
Gross Derivatives [Member] | Recognized In Statement Of Financial Position [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	$ 9,997	8,208
Derivative liabilities	4,903	5,333
Gross Accrued Interest [Member] | Recognized In Statement Of Financial Position [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	1,392	1,210
Derivative liabilities	(24)	(254)
Net Derivative [Member] | Recognized In Statement Of Financial Position [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	3,805	2,701
Derivative liabilities	516	765
Interest Rate Contract | Derivatives Accounted For As Hedges
Derivatives, Fair Value [Line Items]
Derivative assets	5,859	3,837
Derivative liabilities	461	1,989
Interest Rate Contract | Derivatives Not Accounted For As Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	111	59
Derivative liabilities	64	95
Foreign Exchange Contract | Derivatives Accounted For As Hedges
Derivatives, Fair Value [Line Items]
Derivative assets	2,579	1,830
Derivative liabilities	884	984
Foreign Exchange Contract | Derivatives Not Accounted For As Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	1,209	2,250
Derivative liabilities	3,450	2,238
Other Contract | Derivatives Accounted For As Hedges
Derivatives, Fair Value [Line Items]
Derivative assets	0	1
Derivative liabilities	2	0
Other Contract | Derivatives Not Accounted For As Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	239	231
Derivative liabilities	$ 42	$ 27